Investment In Properties	12 Months Ended
Dec. 31, 2011
Investment In Properties [Abstract]
Investment In Properties

Note 3 - Investment in Properties

Our consolidated investment in properties consist of operating properties, redevelopment properties, properties under development and properties in pre-development including land held for future development or other purposes. The historical cost of our investment in properties was (in thousands):

	December 31, 2011	December 31, 2010
Operating properties	$3,100,172	$2,954,754
Properties under redevelopment	4,284	3,316
Properties under development	9,525	55,698
Properties in pre-development including land held	47,082	23,668

Total Investment in Properties	3,161,063	3,037,436
Less accumulated depreciation and amortization	(589,314)	(528,705)

Net Investment in Properties	$2,571,749	2,508,731

Acquisition Activity

2011 Acquisition Activity

During the year ended December 31, 2011, we acquired 24 buildings comprising 2.8 million square feet and controlling interests in three buildings totaling 0.4 million square feet. The properties are located in the Southern California, New Jersey, Miami, Orlando, Chicago, Phoenix, Atlanta, Denver, Houston, Seattle, Northern California and Chicago markets. These properties and controlling interests were acquired from unrelated third-parties, except as disclosed in Note 12 - Related Party Transactions for a total purchase price of approximately $187.1 million, using proceeds from our equity offering, proceeds from asset sales, proceeds from our private placement of senior unsecured notes, borrowings under our senior unsecured revolving credit facility, proceeds from a nonrecourse mortgage financing, issuance of OP units and existing cash balances. We have consolidated the three properties in which we acquired controlling interests and, as a result, we recorded $196.9 million on our balance sheet, in the aggregate, for these three properties and the 24 other properties that we acquired during the year ended December 31, 2011. This amount included $9.8 million attributable to the noncontrolling interests' share of these three properties. We expensed as incurred acquisition costs of approximately $1.9 million during the year ended December 31, 2011, included in "General and administrative" in our Consolidated Statement of Operations.

2010 Acquisition Activity

During the year ended December 31, 2010, we acquired ten properties comprising 1.0 million square feet and controlling interests in two buildings totaling 0.5 million square feet. These properties are located in the New Jersey, Southern California, Baltimore/Washington D.C., Houston, Chicago and Seattle markets. These properties and controlling interests were acquired from unrelated third-parties, except as disclosed in Note 12 - Related Party Transactions, for a total purchase price of approximately $92.8 million using borrowings under our senior unsecured revolving credit facility, the private placement of our senior unsecured notes and existing cash balances, including those from our equity offering. We have consolidated the two properties in which we acquired controlling interests and, as a result, we recorded $106.8 million on our balance sheet, in the aggregate, for these two properties and the ten other properties that we acquired during the year ended December 31, 2010. This amount included $14.0 million attributable to the noncontrolling interests' share of these two properties. We expensed as incurred acquisition costs of approximately $1.2 million during the year ended December 31, 2010, included in "General and administrative" in our Consolidated Statement of Operations.

Development Activity

2011 Development Activity

During the year ended December 31, 2011, construction was commenced on two projects located in our Baltimore/Washington D.C. and Houston markets. In Baltimore/Washington D.C. we are constructing two buildings which total 0.2 million square feet and are expected to be completed in 2012. In addition, we have entered into a forward purchase commitment for the construction of a 0.3 million square foot building located in the Houston market where construction is expected to be completed in 2012. (See Note 7 - Commitments and Contingencies, for further information related to this forward purchase commitment.) The total costs incurred on these two projects as of December 31, 2011 was $9.6 million.

During the year ended December 31, 2011, we acquired five land parcels which total approximately 102.2 acres located in the Houston, Miami, Cincinnati and Southern California markets. The land parcels were acquired from unrelated third-parties for a total purchase price of $25.7 million, using proceeds from our equity offering, proceeds from asset sales, proceeds from our private placement of senior unsecured notes, borrowings under our senior unsecured revolving credit facility and existing cash balances.

2010 Development Activity

We acquired a 19.3 acre land parcel in Southern California through our 8th and Vineyard joint venture, which is with a related party, for a total purchase price of approximately $4.7 million using borrowings under our senior unsecured revolving credit facility, the private placement of our senior unsecured notes and existing cash balances, including those from our equity offering. (See additional details in Note 12 - Related Party Transactions, related to the 8thand Vineyard joint venture.)

Disposition Activity

2011 Disposition Activity

During the year ended December 31, 2011, we sold 16 operating properties totaling approximately 2.7 million square feet to third-parties. The properties, located in the Minneapolis, Kansas City, Nashville, San Antonio and Charlotte markets were sold for combined gross proceeds of approximately $108.3 million. Seven property sales resulted in gains of approximately $12.0 million. Prior to the closing of the remaining property sales, which was a portfolio sale of nine properties in the Charlotte market, we incurred impairment losses totaling $7.8 million, which represented the difference between the carrying value and the fair value of the assets sold, net of sales costs. All gains and impairments associated with these sales are reflected in "Income (loss) from discontinued operations" in the Consolidated Financial Statements.

2010 Disposition Activity

During the year ended December 31, 2010, we sold eight operating properties totaling approximately 0.5 million square feet to third-parties. The properties, located in the Atlanta, Northern California, Miami, Cincinnati and Phoenix markets were sold for combined gross proceeds of approximately $21.6 million. Two property sales resulted in gains of approximately $2.1 million. Prior to the closing of the remaining property sales, we incurred impairment losses totaling $3.5 million, which represented the difference between the carrying value and the fair value of the assets sold, net of sales costs. All gains and impairments associated with these sales are reflected in "Income (loss) from discontinued operations" in the Consolidated Financial Statements.

Intangible Assets

Aggregate amortization expense for intangible lease assets recognized in connection with property acquisitions (excluding assets and liabilities related to above and below market rents; see Note 2 - Summary of Significant Accounting Policies for additional information) was approximately $11.4 million, $11.0 million and $17.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Our intangible lease assets and liabilities included the following as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011			December 31, 2010
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Other intangible lease assets	$77,692	$(38,549)	$39,143	$83,394	$(42,168)	$41,226
Above market rent	7,087	(5,191)	1,896	10,103	(6,955)	3,148
Below market rent	(26,905)	8,008	(18,897)	(25,043)	6,295	(18,748)

The following table describes the estimated net amortization of such intangible assets and liabilities for the next five years and thereafter. In addition, the table describes the net impact to rental revenues due to the amortization of above and below market rents for the next five years and thereafter (in thousands):

For the Period Ended December 31,	Estimated Net Amortization of Intangible Lease Assets	Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents
2012	9,551	(720)
2013	6,348	(1,211)
2014	5,033	(1,061)
2015	3,881	(899)
2016	2,720	(691)
Thereafter	11,610	(12,419)

Total	$39,143	$(17,001)

Casualty Events

In February 2011, a storm caused significant damage to one of our properties in our Nashville market. The property was insured by the tenant in an amount for storms which was sufficient to cover any losses. In April 2011, we received an initial payment from the tenant of approximately $5.0 million for damages related to this casualty. Our cost of repairing the total damages was approximately $5.1 million. The recoveries received for damages were in excess of the sum of our incurred losses of approximately $3.8 million for clean-up costs and the net book value write-off of the damaged property. All contingencies relating to the casualty have been resolved, we have recorded a casualty gain of approximately $1.3 million which was included in "Income (loss) from discontinued Operations" in the Consolidated Statements of Operations during the year ended December 31, 2011, as the property was sold in the fourth quarter of 2011.